Employee benefit obligations - Expected benefit payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit obligations
Contribution expense	$ 35	$ 34	$ 16
Estimate of contributions expected to be paid	43
Defined benefit plan | Not later than one year
Employee benefit obligations
Benefits	116
Defined benefit plan | Between one and two years
Employee benefit obligations
Benefits	114
Defined benefit plan | Between two and three years
Employee benefit obligations
Benefits	118
Defined benefit plan | Between three and four years
Employee benefit obligations
Benefits	121
Defined benefit plan | Between four and five years
Employee benefit obligations
Benefits	125
Defined benefit plan | Later than five years
Employee benefit obligations
Benefits	$ 672